UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09877
CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2005

Item 1. Schedule of Investments.
CALVERT SOCIAL INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

EQUITY SECURITIES - 99.7%	Shares	Value
Advertising Agencies - 0.4%
Harte-Hanks, Inc.	376	$9,923
Lamar Advertising Co.*	700	32,298
Omnicom Group, Inc.	1,590	135,357
RH Donnelley Corp.*	300	18,486
Valassis Communications, Inc.*	437	12,703

		208,767

Air Transportation - 0.7%
Expeditors International Washington, Inc.	888	59,949
FedEx Corp.	2,405	248,653
JetBlue Airways Corp.*	1,326	20,394
Southwest Airlines Co.	6,307	103,624

		432,620

Auto Parts — After Market - 0.1%
Genuine Parts Co.	1,461	64,167

Auto Parts — Original Equipment - 0.1%
ArvinMeritor, Inc.	600	8,634
BorgWarner, Inc.	500	30,315

		38,949

Auto Trucks & Parts - 0.0%
Gentex Corp.	1,375	26,812

Banks — New York City - 2.4%
Bank of New York Co., Inc.	6,635	211,325
JPMorgan Chase & Co.	30,053	1,192,803

		1,404,128

Banks — Outside New York City - 11.2%
AmSouth Bancorp	3,066	80,360
Associated Banc-Corp.	1,065	34,666
BancorpSouth, Inc.	600	13,242
Bank of America Corp.	34,499	1,592,129
Bank of Hawaii Corp.	400	20,616
BB&T Corp.	4,631	194,085
Cathay General Bancorp	359	12,903
Chittenden Corp.	375	10,429
City National Corp.	400	28,976
Colonial Bancgroup, Inc.	1,300	30,966
Comerica, Inc.	1,457	82,699
Commerce Bancorp, Inc.	1,367	47,039
Commerce Bancshares, Inc.	582	30,318
Compass Bancshares, Inc.	1,024	49,449
Cullen/Frost Bankers, Inc.	460	24,693
Doral Financial Corp.	775	8,215
East-West Bancorp, Inc.	400	14,596
Fifth Third Bancorp	4,018	151,559
First Bancorp Puerto Rico	600	7,446
First Horizon National Corp.	1,029	39,555
First Midwest Bancorp, Inc.	407	14,269
FirstMerit Corp.	652	16,893
Fulton Financial Corp.	1,306	22,986
Greater Bay Bancorp	400	10,248
Hudson United Bancorp	408	17,005
Huntington Bancshares, Inc.	1,810	42,988
Investors Financial Services Corp.	580	21,361
KeyCorp Ltd.	3,591	118,252
M&T Bank Corp.	692	75,463
Marshall & Ilsley Corp.	1,695	72,953
Mellon Financial Corp.	3,688	126,314
Mercantile Bankshares Corp.	709	40,016
National City Corp.	4,785	160,632
North Fork Bancorp, Inc.	3,913	107,060
Northern Trust Corp.	1,642	85,088
Old National Bancorp	554	11,989
Pacific Capital Bancorp	366	13,022
Park National Corp.	105	10,777
PNC Financial Services Group, Inc.	2,486	153,709
Popular, Inc.	2,066	43,696
Regions Financial Corp.	4,076	139,236
Sky Financial Group, Inc.	891	24,788
South Financial Group, Inc.	615	16,937
State Street Corp.	2,800	155,232
SunTrust Banks, Inc.	3,082	224,246
SVB Financial Group*	250	11,710
Synovus Financial Corp.	2,275	61,448
TCF Financial Corp.	1,058	28,714
TD Banknorth, Inc.	707	20,538
Texas Regional Bancshares, Inc.	400	11,320
Trustmark Corp.	400	10,988
UCBH Holdings, Inc.	760	13,589
United Bankshares, Inc.	300	10,572
US Bancorp	15,513	463,684
Valley National Bancorp	928	22,365
Wachovia Corp.	13,268	701,346
Wells Fargo & Co.	14,282	897,338
Westamerica Bancorporation	258	13,692
Whitney Holding Corp.	550	15,158
Wilmington Trust Corp.	586	22,801
Zions Bancorp	865	65,359

		6,569,723

EQUITY SECURITIES - 99.7%	Shares	Value
Biotechnology — Research & Production - 2.2%
Amgen, Inc.*	10,480	826,453
Biogen Idec, Inc.*	2,984	135,265
Genzyme Corp. — General Division*	2,205	156,070
Icos Corp.*	500	13,815
Idexx Laboratories, Inc.*	300	21,594
Invitrogen Corp.*	415	27,656
Millennium Pharmaceuticals, Inc.*	2,705	26,238
Millipore Corp.*	400	26,416
Neurocrine Biosciences, Inc.*	332	20,826
OSI Pharmaceuticals, Inc.*	476	13,347
Protein Design Labs, Inc.*	900	25,578

		1,293,258

Building Materials - 0.2%
Hughes Supply, Inc.	550	19,717
Masco Corp.	3,857	116,443

		136,160

Cable Television Services - 0.5%
Echostar Communications Corp.*	1,833	49,802
Liberty Global, Inc.*	2,026	45,585
Liberty Media Corp.*	22,890	180,144

		275,531

Chemicals - 0.7%
Air Products & Chemicals, Inc.	1,832	108,436
Airgas, Inc.	550	18,095
Ecolab, Inc.	1,632	59,192
Lubrizol Corp.	561	24,364
Praxair, Inc.	2,868	151,889
Sigma-Aldrich Corp.	455	28,797

		390,773

Commercial Information Services - 0.0%
Arbitron, Inc.	257	9,761

Communications & Media - 1.3%
Discovery Holding Co.*	2,363	35,799
Telewest Global, Inc.*	2,161	51,475
Time Warner, Inc.	37,659	656,773

		744,047

Communications Technology - 4.2%
3Com Corp.*	3,413	12,287
ADC Telecommunications, Inc.*	936	20,910
Adtran, Inc.	521	15,494
Avaya, Inc.*	3,971	42,371
Avocent Corp.*	400	10,876
CIENA Corp.*	5,020	14,909
Cisco Systems, Inc.*	56,241	962,846
JDS Uniphase Corp.*	14,060	33,182
Juniper Networks, Inc.*	4,807	107,196
Motorola, Inc.	21,274	480,580
NCR Corp.*	1,548	52,539
Qualcomm, Inc.	14,056	605,532
Scientific-Atlanta, Inc.	1,267	54,570
Tellabs, Inc.*	3,623	39,491
TIBCO Software, Inc.*	1,654	12,355

		2,465,138

Computer — Services, Software & Systems - 5.7%
Acxiom Corp.	623	14,329
Adobe Systems, Inc.	5,135	189,790
Affiliated Computer Services, Inc.*	1,000	59,180
Akamai Technologies, Inc.*	1,257	25,052
Amdocs Ltd.*	1,651	45,403
Autodesk, Inc.	2,039	87,575
BEA Systems, Inc.*	3,437	32,308
BMC Software, Inc.*	1,907	39,074
Cadence Design Systems, Inc.*	2,411	40,794
Ceridian Corp.*	1,244	30,913
Check Point Software Technologies Ltd.*	1,500	30,150
Citrix Systems, Inc.*	1,555	44,753
Cognizant Technology Solutions Corp.*	1,152	58,003
Compuware Corp.*	3,045	27,314
F5 Networks Inc.*	300	17,157
Hyperion Solutions Corp.*	450	16,119
Intuit, Inc.*	1,466	78,138
Mercury Interactive Corp.*	665	18,480
Micros Systems, Inc.*	300	14,496
Microsoft Corp.	80,974	2,117,470
NAVTEQ Corp.*	700	30,709
Novell, Inc.*	3,315	29,271
Parametric Technology Corp.*	2,365	14,427
QLogic Corp.*	708	23,017
Red Hat, Inc.*	1,400	38,136
Reynolds & Reynolds Co.	517	14,512
Siebel Systems, Inc.	4,181	44,235
Sybase, Inc.*	751	16,417
Symantec Corp.*	10,183	178,202

		3,375,424

Computer Technology - 6.6%
Apple Computer, Inc.*	7,132	512,719
Dell, Inc.*	18,698	560,753
Electronic Data Systems Corp.	4,600	110,584
EMC Corp.*	20,419	278,107
Emulex Corp.*	661	13,081
Hewlett-Packard Co.	24,470	700,576
Imation Corp.	300	13,821
Ingram Micro, Inc.*	1,161	23,139
International Business Machines Corp.	13,629	1,120,304
Maxtor Corp.*	2,181	15,136
Network Appliance, Inc.*	3,229	87,183
Nvidia Corp.*	1,335	48,808
SanDisk Corp.*	1,624	102,020
Seagate Technology, Inc.	3,348	66,926
Sun Microsystems, Inc.*	30,044	125,884
Synopsys, Inc.*	1,210	24,273
Unisys Corp.*	2,988	17,420
Western Digital Corp.*	1,902	35,396
Zebra Technologies Corp.*	600	25,710

		3,881,840

Consumer Electronics - 2.4%
CNET Networks, Inc.*	1,214	17,834
Earthlink, Inc.*	1,040	11,555
Electronic Arts, Inc.*	2,677	140,034
Garmin Ltd.	512	33,971
Google, Inc.*	1,663	689,912
Harman International Industries, Inc.	534	52,252
Yahoo!, Inc.*	11,363	445,202

		1,390,760

Consumer Products - 0.5%
Alberto-Culver Co.	693	31,705
American Greetings Corp.	500	10,985
Kimberly-Clark Corp.	3,990	238,003
Snap-On, Inc.	400	15,024
Toro Co.	360	15,757
Yankee Candle Co., Inc.	400	10,240

		321,714

EQUITY SECURITIES - 99.7%	Shares	Value
Containers & Packaging — Metal & Glass - 0.0%
Aptargroup, Inc.	257	13,415

Containers & Packaging — Paper & Plastic - 0.1%
Bemis Co.	900	25,083
Sealed Air Corp.*	700	39,319
Sonoco Products Co.	800	23,520

		87,922

Cosmetics - 0.3%
Avon Products, Inc.	4,043	115,427
Estee Lauder Co.’s, Inc.	1,084	36,292

		151,719

Diversified Financial Services - 1.9%
American Express Co.	9,431	485,319
Bisys Group, Inc.*	1,000	14,010
CB Richard Ellis Group, Inc.*	507	29,837
Chicago Mercantile Exchange Holdings, Inc.	200	73,498
CIT Group, Inc.	1,859	96,259
Goldman Sachs Group, Inc.	3,287	419,783
Leucadia National Corp.	638	30,279

		1,148,985

Diversified Materials & Processing - 0.1%
American Standard Co.’s, Inc.	1,547	61,803

Diversified Production - 0.4%
Danaher Corp.	2,169	120,987
Dover Corp.	1,717	69,521
Pentair, Inc.	800	27,616

		218,124

Drug & Grocery Store Chains - 1.2%
CVS Corp.	6,918	182,774
Supervalu, Inc.	1,191	38,684
Walgreen Co.	8,732	386,478
Whole Foods Market, Inc.	1,072	82,962

		690,898

Drugs & Pharmaceuticals - 7.7%
Allergan, Inc.	1,184	127,825
American Pharmaceutical Partners, Inc.*	194	7,525
AmerisourceBergen Corp.	1,704	70,546
Amylin Pharmaceuticals, Inc.*	800	31,936
Barr Pharmaceuticals, Inc.*	765	47,652
Bristol-Myers Squibb Co.	16,690	383,536
Cardinal Health, Inc.	3,657	251,419
Endo Pharmaceuticals Holdings, Inc.*	913	27,627
Forest Laboratories, Inc.*	3,099	126,067
Gilead Sciences, Inc.*	3,911	205,836
Hospira, Inc.*	1,418	60,662
IVAX Corp.*	1,961	61,438
Johnson & Johnson	25,397	1,526,360
Medicis Pharmaceutical Corp.	500	16,025
Medimmune, Inc.*	2,194	76,834
MGI Pharma, Inc.*	600	10,296
Nektar Therapeutics*	700	11,522
Pfizer, Inc.	63,506	1,480,960

		4,524,066

Education Services - 0.2%
Apollo Group, Inc.*	1,257	75,998
Corinthian Colleges, Inc.*	753	8,871
DeVry, Inc.*	500	10,000
Education Management Corp.*	600	20,106
Laureate Education, Inc.*	400	21,004
Strayer Education, Inc.	100	9,370

		145,349

Electrical — Household Appliances - 0.1%
Whirlpool Corp.	554	46,403

Electrical Equipment & Components - 0.6%
Cooper Industries Ltd.	765	55,845
Emerson Electric Co.	3,508	262,048
Molex, Inc.	500	12,975

		330,868

Electronics - 0.2%
Amphenol Corp.	730	32,310
Avid Technology, Inc.*	300	16,428
Flir Systems, Inc.*	600	13,398
Sanmina-SCI Corp.*	4,596	19,579
Semtech Corp.*	606	11,065

		92,780

Electronics — Instruments & Gauges - 0.1%
Mettler Toledo International, Inc.*	350	19,320
Tektronix, Inc.	700	19,747

		39,067

Electronics — Medical Systems - 1.2%
Advanced Medical Optics, Inc.*	500	20,900
Affymetrix, Inc.*	553	26,406
Intuitive Surgical, Inc.*	300	35,181
Medtronic, Inc.	10,329	594,640
Varian Medical Systems, Inc.*	1,102	55,475

		732,602

EQUITY SECURITIES - 99.7%	Shares	Value
Electronics — Semiconductors / Components - 5.1%
Advanced Micro Devices, Inc.*	3,564	109,058
Agere Systems, Inc.*	1,500	19,350
Altera Corp.*	3,197	59,240
Analog Devices, Inc.	3,235	116,040
Arrow Electronics, Inc.*	986	31,582
Atmel Corp.*	3,894	12,033
Avnet, Inc.*	1,018	24,371
Broadcom Corp.*	2,443	115,187
Fairchild Semiconductor International, Inc.*	976	16,504
Flextronics International Ltd.*	4,987	52,064
Freescale Semiconductor, Inc.*	1,100	27,709
Integrated Device Technology, Inc.*	1,768	23,302
Intel Corp.	52,041	1,298,943
Intersil Corp.	1,288	32,045
Jabil Circuit, Inc.*	1,475	54,708
Linear Technology Corp.	2,708	97,678
LSI Logic Corp.*	3,420	27,360
Marvell Technology Group Ltd.*	1,970	110,497
Microchip Technology, Inc.	1,853	59,574
Micron Technology, Inc.*	5,402	71,901
National Semiconductor Corp.	3,031	78,745
PMC — Sierra, Inc.*	1,519	11,712
Skyworks Solutions, Inc.*	1,300	6,617
Texas Instruments, Inc.	14,545	466,458
Xilinx, Inc.	3,061	77,168

		2,999,846

Electronics — Technology - 0.1%
Solectron Corp.*	8,575	31,385
Trimble Navigation Ltd.*	400	14,196

		45,581

Entertainment - 0.1%
Gaylord Entertainment Co.*	300	13,077
Pixar, Inc.*	479	25,253

		38,330

Finance — Small Loan - 0.4%
AmeriCredit Corp.*	1,163	29,807
SLM Corp.	3,564	196,341

		226,148

Finance Companies - 0.4%
Capital One Financial Corp.	2,558	221,011

Financial Data Processing Services - 1.4%
Automatic Data Processing, Inc.	4,924	225,962
Checkfree Corp.*	630	28,917
Deluxe Corp.	399	12,026
DST Systems, Inc.*	525	31,453
Fair Isaac Corp.	550	24,293
First Data Corp.	6,525	280,640
Fiserv, Inc.*	1,623	70,227
Global Payments, Inc.	652	30,390
Jack Henry & Associates, Inc.	622	11,868
Paychex, Inc.	2,972	113,293

		829,069

Financial Information Services - 0.3%
D & B Corp.*	602	40,310
Dow Jones & Co., Inc.	401	14,232
Moody’s Corp.	2,215	136,045

		190,587

Financial Miscellaneous - 2.5%
AMBAC Financial Group, Inc.	900	69,354
Brown & Brown, Inc.	934	28,524
CapitalSource, Inc.	877	19,645
Fannie Mae	8,267	403,512
Fidelity National Financial, Inc.	1,336	49,151
First American Corp.	659	29,853
Freddie Mac	5,898	385,434
MBIA, Inc.	1,129	67,921
MBNA Corp.	9,477	257,301
MGIC Investment Corp.	796	52,393
MoneyGram International Inc.	700	18,256
Nationwide Financial Services, Inc.	500	22,000
Radian Group, Inc.	710	41,599

		1,444,943

Foods - 1.3%
Del Monte Foods Co.*	1,661	17,324
General Mills, Inc.	3,133	154,520
H.J. Heinz Co.	3,087	104,094
Hershey Foods Corp.	1,517	83,814
JM Smucker Co.	500	22,000
Kellogg Co.	2,060	89,033
McCormick & Co., Inc.	900	27,828
NBTY, Inc.*	500	8,125
Performance Food Group Co.*	300	8,511
Sysco Corp.	5,298	164,503
William Wrigley Jr. Co.	1,119	74,402

		754,154

EQUITY SECURITIES - 99.7%	Shares	Value
Forest Products - 0.2%
Weyerhaeuser Co.	2,145	142,299

Healthcare Facilities - 0.5%
DaVita, Inc.*	800	40,512
Health Management Associates, Inc.	2,035	44,689
Laboratory Corp. of America Holdings, Inc.*	1,116	60,097
LifePoint Hospitals, Inc.*	457	17,138
Pharmaceutical Product Development, Inc.	402	24,904
Quest Diagnostics, Inc.	1,376	70,836
Renal Care Group, Inc.*	550	26,020

		284,196

Healthcare Management Services - 0.7%
AMERIGROUP Corp.*	400	7,784
Caremark Rx, Inc.*	3,841	198,925
Cerner Corp.*	200	18,182
Emdeon Corp.*	3,046	25,769
Health Net, Inc.*	941	48,509
IMS Health, Inc.	2,062	51,385
Sierra Health Services, Inc.*	200	15,992
Universal Health Services, Inc., Class B	460	21,501

		388,047

Healthcare Services - 0.6%
Apria Healthcare Group, Inc.*	437	10,536
Express Scripts, Inc.*	1,022	85,643
Lincare Holdings, Inc.*	820	34,366
McKesson Corp.	2,463	127,066
Omnicare, Inc.	1,053	60,253
WellPoint, Inc.*	156	12,426

		330,290

Home Building - 0.5%
DR Horton, Inc.	2,410	86,109
KB Home	614	44,613
MDC Holdings, Inc.	284	17,603
Meritage Homes Corp.*	200	12,584
NVR, Inc.*	42	29,484
Pulte Homes, Inc.	1,883	74,115
Ryland Group, Inc.	424	30,583
Standard-Pacific Corp.	566	20,829

		315,920

Household Equipment & Products - 0.2%
Black & Decker Corp.	700	60,872
Stanley Works	700	33,628

		94,500

Identification Control & Filter Devices - 0.6%
Agilent Technologies, Inc.*	3,599	119,811
American Power Conversion Corp.	1,525	33,550
Donaldson Co., Inc.	600	19,080
Flowserve Corp.*	467	18,474
Hubbell, Inc., Class B	450	20,304
IDEX Corp.	400	16,444
Pall Corp.	1,042	27,988
Parker Hannifin Corp.	1,015	66,949
Roper Industries, Inc.	672	26,551
Waters Corp.*	922	34,852

		384,003

Insurance — Life - 0.9%
AmerUs Group Co.	300	17,001
Conseco, Inc.*	1,256	29,102
Jefferson-Pilot Corp.	1,084	61,712
Principal Financial Group	2,471	117,200
Prudential Financial, Inc.	4,455	326,061

		551,076

Insurance — Multi-Line - 2.4%
Aflac, Inc.	4,294	199,328
American National Insurance Co.	174	20,356
Arthur J. Gallagher & Co.	773	23,870
Axis Capital Holdings Ltd.	1,000	31,280
Cigna Corp.	1,168	130,466
Cincinnati Financial Corp.	1,274	56,922
Endurance Specialty Holdings Ltd.	493	17,674
Hanover Insurance Group, Inc.	470	19,632
Hartford Financial Services Group, Inc.	2,565	220,308
IPC Holdings Ltd.	392	10,733
Lincoln National Corp.	1,431	75,886
Markel Corp.*	64	20,291
Montpelier Re Holdings Ltd.	699	13,211
PartnerRe Ltd.	436	28,632
Protective Life Corp.	500	21,885
Safeco Corp.	1,065	60,173
St. Paul Travelers Co.’s, Inc.	5,914	264,179
StanCorp Financial Group, Inc.	474	23,676
Torchmark Corp.	900	50,040
Unitrin, Inc.	347	15,632
UnumProvident Corp.	2,624	59,696
Willis Group Holdings Ltd.	1,000	36,940

		1,400,810

EQUITY SECURITIES - 99.7%	Shares	Value
Insurance — Property & Casualty - 1.5%
ACE Ltd.	2,793	149,258
Chubb Corp.	1,666	162,685
Commerce Group, Inc.	254	14,549
Erie Indemnity Co.	222	11,810
Everest Re Group Ltd.	500	50,175
Fremont General Corp.	557	12,939
HCC Insurance Holdings, Inc.	922	27,365
Mercury General Corp.	258	15,021
Ohio Casualty Corp.	500	14,160
Philadelphia Consolidated Holding Co.*	200	19,338
PMI Group, Inc.	800	32,856
Progressive Corp.	1,430	166,995
RenaissanceRe Holdings Ltd.	592	26,113
Transatlantic Holdings, Inc.	181	12,163
White Mountains Insurance Group Ltd.	59	32,954
WR Berkley Corp.	925	44,049
XL Capital Ltd.	1,454	97,971

		890,401

Investment Management Companies - 0.3%
Affiliated Managers Group, Inc.*	310	24,878
Eaton Vance Corp.	1,100	30,096
Federated Investors, Inc., Class B	798	29,558
SEI Investments Co.	595	22,015
T. Rowe Price Group, Inc.	1,143	82,330
Waddell & Reed Financial, Inc.	700	14,679

		203,556

Leisure Time - 0.0%
SCP Pool Corp.	400	14,888

Machinery — Agricultural - 0.3%
AGCO Corp.*	752	12,461
Deere & Co.	2,038	138,808

		151,269

Machinery — Construction & Handling - 0.0%
Terex Corp.*	400	23,760

Machinery — Engines - 0.1%
Briggs & Stratton Corp.	394	15,283
Cummins, Inc.	300	26,919

		42,202

Machinery — Industrial / Specialty - 0.3%
Illinois Tool Works, Inc.	2,142	188,475
Kennametal, Inc.	300	15,312

		203,787

Machinery — Oil Well Equipment & Services - 0.5%
Cal Dive International, Inc.*	600	21,534
Cooper Cameron Corp.*	940	38,916
FMC Technologies, Inc.*	600	25,752
Grant Prideco, Inc.*	1,072	47,297
Noble Corp.	1,100	77,594
Smith International, Inc.	1,873	69,507

		280,600

Machinery — Specialty - 0.0%
Graco, Inc.	550	20,064

Medical & Dental — Instruments & Supplies - 1.4%
Beckman Coulter, Inc.	500	28,450
Becton Dickinson & Co.	2,072	124,486
Biomet, Inc.	2,038	74,530
Cooper Co’s, Inc.	400	20,520
Cytyc Corp.*	907	25,605
Dade Behring Holdings, Inc.	700	28,623
Dentsply International, Inc.	600	32,214
Edwards Lifesciences Corp.*	460	19,141
Gen-Probe, Inc.*	400	19,516
Henry Schein, Inc.*	674	29,413
Invacare Corp.	230	7,243
Kinetic Concepts Inc.*	400	15,904
Mentor Corp.	300	13,824
Patterson Co’s, Inc.*	971	32,430
ResMed, Inc.*	586	22,450
Respironics, Inc.*	600	22,242
St. Jude Medical, Inc.*	3,131	157,176
Stryker Corp.	2,462	109,387
Techne Corp.*	300	16,845

		799,999

Medical Services - 0.2%
Coventry Health Care, Inc.*	1,342	76,440
VCA Antech, Inc.*	700	19,740

		96,180

EQUITY SECURITIES - 99.7%	Shares	Value
Milling — Fruit & Grain Production - 0.0%
Corn Products International, Inc.	600	14,334

Miscellaneous Business & Consumer Discretionary - 0.1%
E.W. Scripps Co.	677	32,510

Miscellaneous Equipment - 0.1%
W.W. Grainger, Inc.	639	45,433

Multi-Sector Companies - 0.9%
3M Co.	6,027	467,093
Carlisle Co.’s, Inc.	250	17,287
Lancaster Colony Corp.	200	7,410
Teleflex, Inc.	303	19,689

		511,479

Office Furniture & Business Equipment - 0.5%
Diebold, Inc.	560	21,280
Herman Miller, Inc.	536	15,110
HNI Corp.	383	21,038
Lexmark International, Inc.*	989	44,337
Pitney Bowes, Inc.	2,012	85,007
Xerox Corp.*	8,411	123,221

		309,993

Office Supplies - 0.1%
Avery Dennison Corp.	788	43,553

Oil — Crude Producers - 1.0%
Chesapeake Energy Corp.	2,973	94,333
Cimarex Energy Co.*	700	30,107
Denbury Resources, Inc.*	919	20,935
EOG Resources, Inc.	2,063	151,362
Pioneer Natural Resources Co.	1,184	60,704
Plains Exploration & Production Co.*	600	23,838
Quicksilver Resources, Inc.*	400	16,804
Range Resources Corp.	1,050	27,657
St Mary Land & Exploration Co.	500	18,405
Unit Corp.*	300	16,509
XTO Energy, Inc.	3,061	134,500

		595,154

Photography - 0.1%
Eastman Kodak Co.	2,528	59,155

Production Technology Equipment - 0.7%
Applied Materials, Inc.	13,857	248,595
KLA-Tencor Corp.	1,733	85,489
Lam Research Corp.*	1,100	39,248
Novellus Systems, Inc.*	1,239	29,885
Teradyne, Inc.*	1,712	24,944
Varian Semiconductor Equipment Associates, Inc.*	342	15,024

		443,185

Publishing — Miscellaneous - 0.4%
John Wiley & Sons, Inc.	350	13,664
McGraw-Hill Co.’s, Inc.	3,199	165,164
Meredith Corp.	332	17,377
RR Donnelley & Sons Co.	1,819	62,228

		258,433

Publishing — Newspapers - 0.2%
Belo Corp.	801	17,149
Lee Enterprises, Inc.	300	11,073
McClatchy Co.	200	11,820
Media General, Inc.	151	7,656
New York Times Co.	1,287	34,041
Washington Post Co., Class B	47	35,955

		117,694

Radio & Television Broadcasters - 0.3%
Entercom Communications Corp.*	313	9,287
Sirius Satellite Radio, Inc.*	10,563	70,772
Univision Communications, Inc.*	2,249	66,098
XM Satellite Radio Holdings, Inc.*	1,955	53,332

		199,489

Real Estate - 0.1%
Forest City Enterprises, Inc.	500	18,965
St. Joe Co.	600	40,332

		59,297

Real Estate Investment Trust - 0.0%
La Quinta Corp.*	1,682	18,737

Recreational Vehicles & Boats - 0.2%
Harley-Davidson, Inc.	2,422	124,709

Rent & Lease Services — Commercial - 0.0%
United Rentals, Inc.*	550	12,865

Restaurants - 0.6%
Brinker International, Inc.	741	28,647
CEC Entertainment, Inc.*	286	9,735
Cheesecake Factory, Inc.*	600	22,434
Darden Restaurants, Inc.	1,183	45,995
Outback Steakhouse, Inc.	614	25,549
Panera Bread Co.*	200	13,136
PF Chang’s China Bistro, Inc.*	200	9,926
Ruby Tuesday, Inc.	500	12,945
Starbucks Corp.*	6,563	196,956

		365,323

EQUITY SECURITIES - 99.7%	Shares	Value
Retail - 5.6%
Advance Auto Parts, Inc.*	880	38,245
Amazon.Com, Inc.*	2,624	123,722
Barnes & Noble, Inc.	449	19,159
Bed Bath & Beyond, Inc.*	2,618	94,641
Best Buy Co., Inc.	3,505	152,397
BJ’s Wholesale Club, Inc.*	570	16,849
Borders Group, Inc.	600	13,002
Carmax, Inc.*	867	23,999
CDW Corp.	548	31,548
Chico’s FAS, Inc.*	1,508	66,246
Costco Wholesale Corp.	4,032	199,463
Dollar General Corp.	2,623	50,021
Dollar Tree Stores, Inc.*	896	21,450
Family Dollar Stores, Inc.	1,315	32,599
Fastenal Co.	1,173	45,970
Gap, Inc.	5,637	99,437
Guitar Center, Inc.*	200	10,002
Home Depot, Inc.	18,332	742,079
Kohl’s Corp.*	2,711	131,755
Lowe’s Co.’s, Inc.	5,992	399,427
Nordstrom, Inc.	2,046	76,520
Office Depot, Inc.*	2,724	85,534
O’Reilly Automotive, Inc.*	926	29,641
PETsMART, Inc.	1,200	30,792
RadioShack Corp.	1,100	23,133
Ross Stores, Inc.	1,303	37,657
Saks, Inc.*	1,026	17,298
Staples, Inc.	6,451	146,502
Target Corp.	6,852	376,654
TJX Co.’s, Inc.	4,240	98,495
Tractor Supply Co.*	300	15,882
Williams-Sonoma, Inc.*	774	33,398

		3,283,517

Savings & Loans - 1.5%
Astoria Financial Corp.	800	23,520
Downey Financial Corp.	184	12,584
First Niagara Financial Group, Inc.	1,000	14,470
Golden West Financial Corp.	2,615	172,590
Hudson City Bancorp, Inc.	5,271	63,885
Independence Community Bank Corp.	681	27,056
IndyMac Bancorp, Inc.	500	19,510
New York Community Bancorp, Inc.	2,124	35,088
Peoples Bank Bridgeport	500	15,530
Sovereign Bancorp, Inc.	3,305	71,454
Washington Federal, Inc.	733	16,852
Washington Mutual, Inc.	8,376	364,356
Webster Financial Corp.	416	19,510

		856,405

Scientific Equipment & Supplies - 0.1%
Applera Corp. — Applied Biosystems Group	1,780	47,277
Varian, Inc.*	300	11,937

		59,214

Securities Brokers & Services - 0.9%
A.G. Edwards, Inc.	600	28,116
Ameritrade Holding Corp.*	2,407	57,768
Charles Schwab Corp.	9,329	136,856
E*Trade Financial Corp.*	3,257	67,941
Franklin Resources, Inc.	1,250	117,513
Jefferies Group, Inc.	400	17,992
Legg Mason, Inc.	905	108,319

		534,505

Services — Commercial - 1.2%
Brink’s Co.	500	23,955
Convergys Corp.*	1,180	18,703
Corporate Executive Board Co.	352	31,574
eBay, Inc.*	8,914	385,531
Getty Images, Inc.*	371	33,119
Iron Mountain, Inc.*	918	38,758
Manpower, Inc.	735	34,178
Monster Worldwide, Inc.*	900	36,738
Regis Corp.	400	15,428
Robert Half International, Inc.	1,436	54,410
Sabre Holdings Corp.	1,083	26,111
Weight Watchers International, Inc.*	305	15,076

		713,581

Shipping - 0.1%
General Maritime Corp.	300	11,112
OMI Corp.	626	11,362
Overseas Shipholding Group, Inc.	200	10,078

		32,552

EQUITY SECURITIES - 99.7%	Shares	Value
Shoes - 0.3%
Nike, Inc., Class B	1,609	139,645
Reebok International Ltd.	437	25,447
Timberland Co.*	468	15,233

		180,325

Soaps & Household Chemicals - 3.3%
Church & Dwight Co., Inc.	550	18,167
Colgate-Palmolive Co.	4,424	242,656
Procter & Gamble Co.	29,188	1,689,401

		1,950,224

Steel - 0.0%
Harsco Corp.	300	20,253
Worthington Industries	600	11,526

		31,779

Telecommunications Equipment - 0.3%
American Tower Corp.*	3,632	98,427
Andrew Corp.*	1,354	14,529
Crown Castle International Corp.*	1,985	53,416
Plantronics, Inc.	400	11,320
Polycom, Inc.*	800	12,240

		189,932

Textiles Apparel Manufacturers - 0.1%
Jones Apparel Group, Inc.	1,000	30,720
Tommy Hilfiger Corp.*	765	12,424

		43,144

Toys - 0.1%
Mattel, Inc.	3,562	56,351

Transportation Miscellaneous - 0.8%
C.H. Robinson Worldwide, Inc.	1,440	53,323
United Parcel Service, Inc., Class B	5,397	405,585

		458,908

Truckers - 0.0%
CNF, Inc.	450	25,150

Utilities — Cable, Television, & Radio - 0.1%
Cablevision Systems Corp.*	1,656	38,866

Utilities — Electrical - 0.2%
Duquesne Light Holdings, Inc.	600	9,792
Hawaiian Electric Industries, Inc.	670	17,353
NiSource, Inc.	2,387	49,793
OGE Energy Corp.	750	20,093
Puget Energy, Inc.	970	19,807

		116,838

Utilities — Gas Distribution - 0.6%
AGL Resources, Inc.	620	21,582
Atmos Energy Corp.	670	17,527
Energen Corp.	550	19,976
KeySpan Corp.	1,453	51,858
Kinder Morgan, Inc.	915	84,134
Nicor, Inc.	400	15,724
Oneok, Inc.	800	21,304
Peoples Energy Corp.	313	10,977
Piedmont Natural Gas Co., Inc.	582	14,061
Questar Corp.	706	53,444
Southern Union Co.*	872	20,605
Southwestern Energy Co.*	1,393	50,065
WGL Holdings, Inc.	400	12,024

		393,281

EQUITY SECURITIES - 99.7%	Shares	Value
Utilities — Gas Pipelines - 0.1%
Equitable Resources, Inc.	978	35,883

Utilities — Miscellaneous - 0.1%
MDU Resources Group, Inc.	924	30,252

Utilities — Telecommunications - 2.8%
Alamosa Holdings, Inc.*	1,314	24,453
Alltel Corp.	2,797	176,491
AT&T, Inc.	33,540	821,395
BellSouth Corp.	15,645	423,979
CenturyTel, Inc.	1,086	36,012
Citizens Communications Co.	2,958	36,176
McLeod USA, Inc., Escrowed*	2,259	—
NII Holdings, Inc., Class B*	1,138	49,708
NTL, Inc.*	636	43,299
Telephone & Data Systems, Inc.	460	16,574

		1,628,087

Utilities — Water - 0.0%
Aqua America, Inc.	1,072	29,266

Wholesalers - 0.1%
Adesa, Inc.	764	18,657
Tech Data Corp.*	460	18,253
United Stationers, Inc.*	300	14,550

		51,460

Total Equity Securities (Cost $52,852,898)		58,631,952

	Principal
U.S. Treasury - 0.1%	Amount
United States Treasury Bills, 3.68%, 2/9/06 (l)	$100,000	99,604

Total U.S. Treasury (Cost $99,604)		99,604

TOTAL INVESTMENTS (Cost $52,952,502) - 99.8%		58,731,556
Other assets and liabilities, net - 0.2%		96,718

Net Assets - 100%		$58,828,274

				Unrealized
			Underlying Face	Appreciation
Futures	# of Contracts	Expiration Date	Amount at Value	(Depreciation)
Purchased:
NASDAQ 100 Index^	1	3/06	$165,900	($ 5,007)
S&P 500 Index^	3	3/06	941,100	(8,844)

Total Purchased				($13,851)

*	Non-income producing security.

(l)	Collateral for futures contracts.

^	Futures collateralized by 100,000 units of U.S. Treasury Bills.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Index Fund (the “Fund”), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2005 there were no securities fair valued under the direction of the Board of Directors.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
NOTE B — TAX INFORMATION
The cost of investments owned at December 31, 2005 for federal income tax purposes was $55,973,607. Net unrealized appreciation aggregated $2,757,949 of which $9,056,962 related to appreciated securities and $6,299,013 related to depreciated securities.
Net realized capital loss carryforwards for federal income tax purposes of $34,783, $1,114,446, $1,821,069 and $900,355 at September 30, 2005 may be utilized to offset future capital gains until expiration in September 2009, September 2010, September 2011 and September 2012, respectively.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CALVERT SOCIAL INDEX SERIES, INC.

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President – Principal Executive Officer

Date: March 1, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby
D. Wayne Silby
President – Principal Executive Officer

Date: March 1, 2006

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President – Principal Executive Officer

Date: March 1, 2006

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer – Principal Financial Officer

Date: March 1, 2006